Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions (Parentheticals)	Jun. 30, 2023	Jun. 30, 2022
Ownership [Member]
Related Party Transaction [Line Items]
Ownership percentage	40.00%	40.00%